DISCONTINUED OPERATIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Profit Target		$ 51,128		$ 44,459		$ 37,050		$ 30,875
Earnout commitment recorded at fair value								25,240
Gain recognized on the disposal								244,164
Total consideration								324,183
Net book value of the target business								134,497
Share of (loss) earnings on equity method investments								$ 2,352		$ (212)	$ (69)
Short-term loan										$ 3,000
Unreceived consideration								$ 200,685
AM Jiaming [Member]
Short-term loan										$ 1,612
Related interest receivable										$ 15
AM Advertising [Member]
Equity interest								25.00%
Fair value of the remaining equity interest								$ 79,718
Share of (loss) earnings on equity method investments								$ 2,491
AM Film[Member]
Equity interest								20.00%
Unreceived consideration								$ 796
RMB [Member]
Profit Target | ¥	¥ 1,059,200		¥ 331,200		¥ 288,000		¥ 240,000		¥ 200,000